UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-04494

The Gabelli Asset Fund

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

The Gabelli Asset Fund

Class AAA - GABAX

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Asset Fund (the Fund) for the period of January 1, 2024 to June 30, 2024. The Gabelli Asset Fund is a diversified, open-end investment company whose primary investment objective is growth of capital. Current income is a secondary objective. The Fund focuses on securities of companies which appear underpriced relative to their Private Market Value (PMV) with Catalyst™ to unlock that value. PMV is the price the Fund’s Adviser believes a strategic buyer would be willing to pay for the entire company. You can find additional information about the Fund at www.gabelli.com. You can also request this information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Asset Fund - Class AAA	$68	1.36%

How did the Fund perform?

During the six months ended June 30, 2024, the Gabelli Asset Fund underperformed its benchmark, the S&P 500. The S&P 500’s record performance has primarily been driven by a concentrated group of technology-enabled growth stocks. Our Fund has historically allocated a significant percentage of assets to small-cap companies which did not perform as well as large companies during the period. Top contributors to our Fund consisted of companies with strong balance sheets and disciplined capital allocations histories. First half detractors included companies adversely impacted by changes in consumer behavior and individual corporate developments.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Asset Fund - Class AAA	S&P 500 Index	Dow Jones Industrial Average (DJIA)
6/14	10,000	10,000	10,000
6/15	10,080	10,742	10,721
6/16	9,948	11,171	11,202
6/17	11,445	13,170	13,672
6/18	12,687	15,063	15,908
6/19	13,404	16,632	17,855
6/20	12,563	17,881	17,759
6/21	18,109	25,175	24,214
6/22	15,633	22,501	22,021
6/23	18,006	26,910	25,154
6/24	18,897	33,519	29,196

Average Annual Total Returns

Fund	6 months	1 Year	5 Year	10 Year
The Gabelli Asset Fund - Class AAA	1.96%	4.94%	7.11%	6.57%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
Dow Jones Industrial Average (DJIA)	9.84%	16.07%	10.31%	11.29%

Fund Statistics

  Total Net Assets$1,616,747,600
  Number of Portfolio Holdings477
  Portfolio Turnover Rate2%
  Management Fees$8,347,481

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com for current month-end performance.

The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Updated Location: Visit www.confluence.com/funds for more recent performance information.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Top 10
AMETEK Inc.	3.1%
Berkshire Hathaway Inc.	2.4%
Deere & Co.	2.4%
Sony Group Corp.	2.1%
Republic Services Inc.	2.1%
Caterpillar Inc.	2.0%
Brown-Forman Corp.	1.9%
Genuine Parts Co.	1.9%
American Express Co.	1.7%
Mastercard Inc.	1.6%

Industry Allocation (% of net assets)

Industry Weighting	.
Food and Beverage	11.8%
Financial Services	10.5%
Equipment and Supplies	10.1%
Diversified Industrial	6.5%
Machinery	6.1%
Health Care	5.6%
Entertainment	5.4%
Electronics	4.2%
Other Industry sectors	39.8%
Other Assets and Liabilities (Net)	0.0%

Portfolio Weighting (% of net assets)

Value	Value
Common Stocks	99.3%
U.S. Government Obligations	0.6%
Closed-End Funds	0.1%
Other Assets and Liabilities (Net)	0.0%

The Gabelli Asset Fund

Semi-Annual Shareholder Report - June 30, 2024

Class AAA - GABAX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GABAX-24-SATSR

The Gabelli Asset Fund

Class C - GATCX

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Asset Fund (the Fund) for the period of January 1, 2024 to June 30, 2024. The Gabelli Asset Fund is a diversified, open-end investment company whose primary investment objective is growth of capital. Current income is a secondary objective. The Fund focuses on securities of companies which appear underpriced relative to their Private Market Value (PMV) with Catalyst™ to unlock that value. PMV is the price the Fund’s Adviser believes a strategic buyer would be willing to pay for the entire company. You can find additional information about the Fund at www.gabelli.com. You can also request this information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Asset Fund - Class C	$106	2.11%

How did the Fund perform?

During the six months ended June 30, 2024, the Gabelli Asset Fund underperformed its benchmark, the S&P 500. The S&P 500’s record performance has primarily been driven by a concentrated group of technology-enabled growth stocks. Our Fund has historically allocated a significant percentage of assets to small-cap companies which did not perform as well as large companies during the period. Top contributors to our Fund consisted of companies with strong balance sheets and disciplined capital allocations histories. First half detractors included companies adversely impacted by changes in consumer behavior and individual corporate developments.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Asset Fund - Class C	S&P 500 Index	Dow Jones Industrial Average (DJIA)
6/14	10,000	10,000	10,000
6/15	9,905	10,742	10,721
6/16	9,607	11,171	11,202
6/17	10,873	13,170	13,672
6/18	11,854	15,063	15,908
6/19	12,313	16,632	17,855
6/20	11,337	17,881	17,759
6/21	16,110	25,175	24,214
6/22	13,670	22,501	22,021
6/23	15,490	26,910	25,154
6/24	15,979	33,519	29,196

Average Annual Total Returns

Fund	6 months	1 Year	5 Year	10 Year
The Gabelli Asset Fund - Class C	0.57%	3.15%	6.31%	5.78%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
Dow Jones Industrial Average (DJIA)	9.84%	16.07%	10.31%	11.29%

Fund Statistics

  Total Net Assets$1,616,747,600
  Number of Portfolio Holdings477
  Portfolio Turnover Rate2%
  Management Fees$8,347,481

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com for current month-end performance.

The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Updated Location: Visit www.confluence.com/funds for more recent performance information.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Top 10
AMETEK Inc.	3.1%
Berkshire Hathaway Inc.	2.4%
Deere & Co.	2.4%
Sony Group Corp.	2.1%
Republic Services Inc.	2.1%
Caterpillar Inc.	2.0%
Brown-Forman Corp.	1.9%
Genuine Parts Co.	1.9%
American Express Co.	1.7%
Mastercard Inc.	1.6%

Industry Allocation (% of net assets)

Industry Weighting	.
Food and Beverage	11.8%
Financial Services	10.5%
Equipment and Supplies	10.1%
Diversified Industrial	6.5%
Machinery	6.1%
Health Care	5.6%
Entertainment	5.4%
Electronics	4.2%
Other Industry sectors	39.8%
Other Assets and Liabilities (Net)	0.0%

Portfolio Weighting (% of net assets)

Value	Value
Common Stocks	99.3%
U.S. Government Obligations	0.6%
Closed-End Funds	0.1%
Other Assets and Liabilities (Net)	0.0%

The Gabelli Asset Fund

Semi-Annual Shareholder Report - June 30, 2024

Class C - GATCX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GATCX-24-SATSR

The Gabelli Asset Fund

Class I - GABIX

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Asset Fund (the Fund) for the period of January 1, 2024 to June 30, 2024. The Gabelli Asset Fund is a diversified, open-end investment company whose primary investment objective is growth of capital. Current income is a secondary objective. The Fund focuses on securities of companies which appear underpriced relative to their Private Market Value (PMV) with Catalyst™ to unlock that value. PMV is the price the Fund’s Adviser believes a strategic buyer would be willing to pay for the entire company. You can find additional information about the Fund at www.gabelli.com. You can also request this information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Asset Fund - Class I	$56	1.11%

How did the Fund perform?

During the six months ended June 30, 2024, the Gabelli Asset Fund underperformed its benchmark, the S&P 500. The S&P 500’s record performance has primarily been driven by a concentrated group of technology-enabled growth stocks. Our Fund has historically allocated a significant percentage of assets to small-cap companies which did not perform as well as large companies during the period. Top contributors to our Fund consisted of companies with strong balance sheets and disciplined capital allocations histories. First half detractors included companies adversely impacted by changes in consumer behavior and individual corporate developments.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Asset Fund - Class I	S&P 500 Index	Dow Jones Industrial Average (DJIA)
6/14	10,000	10,000	10,000
6/15	10,106	10,742	10,721
6/16	9,999	11,171	11,202
6/17	11,532	13,170	13,672
6/18	12,815	15,063	15,908
6/19	13,573	16,632	17,855
6/20	12,753	17,881	17,759
6/21	18,430	25,175	24,214
6/22	15,951	22,501	22,021
6/23	18,419	26,910	25,154
6/24	19,379	33,519	29,196

Average Annual Total Returns

Fund	6 months	1 Year	5 Year	10 Year
The Gabelli Asset Fund - Class I	2.09%	5.21%	7.38%	6.84%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
Dow Jones Industrial Average (DJIA)	9.84%	16.07%	10.31%	11.29%

Fund Statistics

  Total Net Assets$1,616,747,600
  Number of Portfolio Holdings477
  Portfolio Turnover Rate2%
  Management Fees$8,347,481

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com for current month-end performance.

The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Updated Location: Visit www.confluence.com/funds for more recent performance information.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Top 10
AMETEK Inc.	3.1%
Berkshire Hathaway Inc.	2.4%
Deere & Co.	2.4%
Sony Group Corp.	2.1%
Republic Services Inc.	2.1%
Caterpillar Inc.	2.0%
Brown-Forman Corp.	1.9%
Genuine Parts Co.	1.9%
American Express Co.	1.7%
Mastercard Inc.	1.6%

Industry Allocation (% of net assets)

Industry Weighting	.
Food and Beverage	11.8%
Financial Services	10.5%
Equipment and Supplies	10.1%
Diversified Industrial	6.5%
Machinery	6.1%
Health Care	5.6%
Entertainment	5.4%
Electronics	4.2%
Other Industry sectors	39.8%
Other Assets and Liabilities (Net)	0.0%

Portfolio Weighting (% of net assets)

Value	Value
Common Stocks	99.3%
U.S. Government Obligations	0.6%
Closed-End Funds	0.1%
Other Assets and Liabilities (Net)	0.0%

The Gabelli Asset Fund

Semi-Annual Shareholder Report - June 30, 2024

Class I - GABIX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GABIX-24-SATSR

The Gabelli Asset Fund

Class A - GATAX

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Asset Fund (the Fund) for the period of January 1, 2024 to June 30, 2024. The Gabelli Asset Fund is a diversified, open-end investment company whose primary investment objective is growth of capital. Current income is a secondary objective. The Fund focuses on securities of companies which appear underpriced relative to their Private Market Value (PMV) with Catalyst™ to unlock that value. PMV is the price the Fund’s Adviser believes a strategic buyer would be willing to pay for the entire company. You can find additional information about the Fund at www.gabelli.com. You can also request this information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Asset Fund - Class A	$68	1.36%

How did the Fund perform?

During the six months ended June 30, 2024, the Gabelli Asset Fund underperformed its benchmark, the S&P 500. The S&P 500’s record performance has primarily been driven by a concentrated group of technology-enabled growth stocks. Our Fund has historically allocated a significant percentage of assets to small-cap companies which did not perform as well as large companies during the period. Top contributors to our Fund consisted of companies with strong balance sheets and disciplined capital allocations histories. First half detractors included companies adversely impacted by changes in consumer behavior and individual corporate developments.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Asset Fund - Class A	S&P 500 Index	Dow Jones Industrial Average (DJIA)
6/14	10,000	10,000	10,000
6/15	9,501	10,742	10,721
6/16	9,949	11,171	11,202
6/17	11,446	13,170	13,672
6/18	12,689	15,063	15,908
6/19	13,405	16,632	17,855
6/20	12,565	17,881	17,759
6/21	18,112	25,175	24,214
6/22	15,638	22,501	22,021
6/23	18,010	26,910	25,154
6/24	18,902	33,519	29,196

Average Annual Total Returns

Fund	6 months	1 Year	5 Year	10 Year
The Gabelli Asset Fund - Class A	(3.91)%	(1.08)%	5.85%	5.94%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
Dow Jones Industrial Average (DJIA)	9.84%	16.07%	10.31%	11.29%

Fund Statistics

  Total Net Assets$1,616,747,600
  Number of Portfolio Holdings477
  Portfolio Turnover Rate2%
  Management Fees$8,347,481

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com for current month-end performance.

The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Updated Location: Visit www.confluence.com/funds for more recent performance information.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Top 10
AMETEK Inc.	3.1%
Berkshire Hathaway Inc.	2.4%
Deere & Co.	2.4%
Sony Group Corp.	2.1%
Republic Services Inc.	2.1%
Caterpillar Inc.	2.0%
Brown-Forman Corp.	1.9%
Genuine Parts Co.	1.9%
American Express Co.	1.7%
Mastercard Inc.	1.6%

Industry Allocation (% of net assets)

Industry Weighting	.
Food and Beverage	11.8%
Financial Services	10.5%
Equipment and Supplies	10.1%
Diversified Industrial	6.5%
Machinery	6.1%
Health Care	5.6%
Entertainment	5.4%
Electronics	4.2%
Other Industry sectors	39.8%
Other Assets and Liabilities (Net)	0.0%

Portfolio Weighting (% of net assets)

Value	Value
Common Stocks	99.3%
U.S. Government Obligations	0.6%
Closed-End Funds	0.1%
Other Assets and Liabilities (Net)	0.0%

The Gabelli Asset Fund

Semi-Annual Shareholder Report - June 30, 2024

Class A - GATAX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GATAX-24-SATSR

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The semi-annual financial statements are attached herewith.

The Gabelli Asset Fund

Semiannual Report — June 30, 2024

To Our Shareholders,

For the six months ended June 30, 2024, the net asset value (NAV) total return per class AAA Share of The Gabelli Asset Fund was 2.0% compared with a total return of 15.3% for the Standard & Poor’s (S&P) 500 Index. Other classes of shares are available.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2024.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2024:

The Gabelli Asset Fund

Food and Beverage	11.8%
Financial Services	10.5%
Equipment and Supplies	10.1%
Diversified Industrial	6.5%
Machinery	6.1%
Health Care	5.6%
Entertainment	5.4%
Electronics	4.2%
Automotive: Parts and Accessories	3.7%
Consumer Products	3.7%
Energy and Utilities	3.3%
Environmental Services	3.1%
Metals and Mining	3.0%
Business Services	2.8%
Retail	2.7%
Computer Software and Services	1.9%
Publishing	1.7%
Telecommunications	1.7%
Cable and Satellite	1.7%
Transportation	1.3%
Automotive	1.3%
Broadcasting	1.1%
Hotels and Gaming	1.0%
Building and Construction	1.0%
Aerospace	0.7%
Real Estate	0.7%
Consumer Services	0.6%
US Government Obligations	0.6%
Wireless Communications	0.4%
Aviation: Parts and Services	0.3%
Specialty Chemicals	0.3%
Manufactured Housing and Recreational Vehicles	0.3%
Agriculture	0.3%
Computer Hardware	0.2%
Communications Equipment	0.2%
Closed-End Funds	0.1%
Semiconductors	0.1%
Other Assets and Liabilities (Net)	(0.0)%*
100.0%

*	Amount represents greater than (0.05)%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Asset Fund

Schedule of Investments — June 30, 2024 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 99.3%
	Aerospace — 0.7%
300	Airbus SE	$42,080	$41,208
8,500	HEICO Corp.	694,919	1,900,685
8,625	L3Harris Technologies Inc.	840,156	1,937,003
350	Leidos Holdings Inc.	44,949	51,058
4,850	Lockheed Martin Corp.	143,318	2,265,435
2,500	Mercury Systems Inc.†	87,946	67,475
5,800	Northrop Grumman Corp.	259,296	2,528,510
302,000	Rolls-Royce Holdings plc†	703,685	1,743,871
12,200	RTX Corp.	1,069,772	1,224,758
2,550	The Boeing Co.†	511,852	464,125
		4,397,973	12,224,128

	Agriculture — 0.3%
63,400	Archer-Daniels-Midland Co.	556,066	3,832,530
19,500	The Mosaic Co.	342,172	563,550
		898,238	4,396,080

	Automotive — 1.3%
1,500	Daimler Truck Holding AG	50,211	59,711
5,000	Ferrari NV	189,262	2,041,850
324,850	Iveco Group NV	1,701,049	3,642,493
126,200	PACCAR Inc.	427,566	12,991,028
825	Tesla Inc.†	156,398	163,251
36,800	Traton SE	576,672	1,204,005
2,800	Volkswagen AG	111,585	336,150
		3,212,743	20,438,488

	Automotive: Parts and Accessories — 3.7%
10,000	Aptiv plc†	710,462	704,200
8,000	Atmus Filtration Technologies Inc.†	229,050	230,240
63,500	BorgWarner Inc.	227,469	2,047,240
72,800	Brembo NV	138,748	799,455
276,500	Dana Inc.	1,934,067	3,351,180
70,000	Dowlais Group plc	65,429	64,684
260,340	Garrett Motion Inc.†	1,539,484	2,236,320
217,400	Genuine Parts Co.	5,051,326	30,070,768
12,800	Modine Manufacturing Co.†	37,539	1,282,432
16,000	Monro Inc.	505,330	381,760
16,400	O’Reilly Automotive Inc.†	403,791	17,319,384
30,000	Standard Motor Products Inc.	302,787	831,900
		11,145,482	59,319,563

	Aviation: Parts and Services — 0.3%
20,000	Curtiss-Wright Corp.	61,251	5,419,600
17,000	Triumph Group Inc.†	235,276	261,970
		296,527	5,681,570

	Broadcasting — 1.1%
500	Cogeco Communications Inc.	19,773	18,855
Shares		Cost	Market Value
16,800	Cogeco Inc.	$319,276	$591,908
22,000	Corus Entertainment Inc., Cl. B	30,032	2,552
29,750	Liberty Broadband Corp., Cl. A†	25,596	1,624,350
64,580	Liberty Broadband Corp., Cl. C†	49,013	3,540,276
33,750	Liberty Media Corp.-Liberty Formula One, Cl. A†	105,721	2,167,763
39,100	Liberty Media Corp.-Liberty Formula One, Cl. C†	17,127	2,808,944
186,147	Liberty Media Corp.-Liberty SiriusXM†	90,314	4,125,018
50,000	Liberty Media Corp.-Liberty SiriusXM, Cl. A†	15,496	1,107,500
5,500	Nexstar Media Group Inc.	448,718	913,055
28,500	Sinclair Inc.	631,585	379,905
16,000	TBS Holdings Inc.	211,657	403,157
20,000	TEGNA Inc.	325,322	278,800
		2,289,630	17,962,083

	Building and Construction — 1.0%
43,450	Arcosa Inc.	127,036	3,624,164
1,500	Ashtead Group plc	84,670	100,155
33,200	Assa Abloy AB, Cl. B	563,280	938,458
325	Cie de Saint-Gobain SA	25,038	25,276
33,500	Fortune Brands Innovations Inc.	347,915	2,175,490
46,000	Herc Holdings Inc.	1,274,498	6,131,340
10,625	Johnson Controls International plc	158,965	706,244
5,000	KBR Inc.	158,835	320,700
18,500	Knife River Corp.†	743,802	1,297,590
715	Lennar Corp., Cl. A	109,545	107,157
1,000	Lennar Corp., Cl. B	97,787	139,430
		3,691,371	15,566,004

	Business Services — 2.8%
300,000	Clear Channel Outdoor Holdings Inc.†	380,668	423,000
19,300	Ecolab Inc.	152,014	4,593,400
1,550	Jacobs Solutions Inc.	199,748	216,550
14,500	Live Nation Entertainment Inc.†	630,741	1,359,230
59,250	Mastercard Inc., Cl. A	231,075	26,138,730
25,000	The Interpublic Group of Companies Inc.	128,861	727,250
17,000	UL Solutions Inc., Cl. A	579,515	717,230
2,275	United Rentals Inc.	211,244	1,471,311
16,000	V2X Inc.†	75,413	767,360
50,000	Vestis Corp.	890,809	611,500

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — June 30, 2024 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Business Services (Continued)
33,850	Visa Inc., Cl. A	$372,350	$8,884,610
		3,852,438	45,910,171

	Cable and Satellite — 1.7%
35,000	AMC Networks Inc., Cl. A†	0	338,100
1,300	Charter Communications Inc., Cl. A†	71,179	388,648
319,300	Comcast Corp., Cl. A	2,303,063	12,503,788
7,000	EchoStar Corp., Cl. A†	64,829	124,670
8,050	Naspers Ltd., Cl. N	340,038	1,578,351
3,000	Prosus NV	107,555	106,859
322,000	Rogers Communications Inc., Cl. B	1,404,819	11,907,560
		4,291,483	26,947,976

	Communications Equipment — 0.2%
77,000	Corning Inc.	186,469	2,991,450
1,250	QUALCOMM Inc.	155,582	248,975
		342,051	3,240,425

	Computer Hardware — 0.2%
12,400	Apple Inc.	397,466	2,611,688
100	Dell Technologies Inc., Cl. C	13,184	13,791
5,300	International Business Machines Corp.	673,558	916,635
		1,084,208	3,542,114

	Computer Software and Services — 1.9%
405	Adobe Inc.†	229,149	224,994
10,200	Alphabet Inc., Cl. A	719,547	1,857,930
37,500	Alphabet Inc., Cl. C	772,384	6,878,250
540	Autodesk Inc.†	130,910	133,623
5,700	Cisco Systems Inc.	268,889	270,807
400	Dynatrace Inc.†	19,927	17,896
100	Elastic NV†	11,621	11,391
23,000	Hewlett Packard Enterprise Co.	153,967	486,910
18,635	Meta Platforms Inc., Cl. A	2,862,628	9,396,140
11,550	Microsoft Corp.	1,645,432	5,162,272
2,250	Oracle Corp.	155,480	317,700
695	Palo Alto Networks Inc.†	193,816	235,612
50,000	PAR Technology Corp.†	1,799,698	2,354,500
11,625	Rockwell Automation Inc.	242,131	3,200,130
1,500	Salesforce Inc.	261,472	385,650
1,100	Snowflake Inc., Cl. A†	183,482	148,599
1,500	Unity Software Inc.†	44,330	24,390
		9,694,863	31,106,794

	Consumer Products — 3.7%
25,000	Brunswick Corp.	600,779	1,819,250
10,325	Christian Dior SE	281,996	7,425,151
36,400	Church & Dwight Co. Inc.	55,824	3,773,952
Shares		Cost	Market Value
328,100	Edgewell Personal Care Co.	$6,563,428	$13,186,339
82,150	Energizer Holdings Inc.	386,624	2,426,711
9,000	Essity AB, Cl. A	118,720	229,691
40,000	Essity AB, Cl. B	448,674	1,024,248
2,780	Givaudan SA	926,752	13,181,368
28,000	Harley-Davidson Inc.	70,525	939,120
1,700	Hermes International SCA	589,066	3,896,116
3,500	National Presto Industries Inc.	97,930	262,955
20,350	Philip Morris International Inc.	1,952,350	2,062,066
28,450	Reckitt Benckiser Group plc	861,307	1,539,963
59,500	Sally Beauty Holdings Inc.†	430,778	638,435
43,000	Spectrum Brands Holdings Inc.	3,445,432	3,694,990
3,700	The Estee Lauder Companies Inc., Cl. A	160,216	393,680
13,000	The Procter & Gamble Co.	343,953	2,143,960
1,200	Unilever plc	61,090	65,910
2,100	VF Corp.	37,231	28,350
31,000	Wolverine World Wide Inc.	144,167	419,120
		17,576,842	59,151,375

	Consumer Services — 0.6%
1,800	Allegion plc	18,117	212,670
3,170	Amazon.com Inc.†	374,921	612,603
13,000	Avis Budget Group Inc.	1,394,636	1,358,760
675	FedEx Corp.	100,983	202,392
17,200	IAC Inc.†	36,467	805,820
145,000	Rollins Inc.	129,101	7,074,550
3,650	Uber Technologies Inc.†	116,307	265,282
		2,170,532	10,532,077

	Diversified Industrial — 6.5%
9,450	ABB Ltd., ADR	207,448	526,459
450	Acuity Brands Inc.	5,311	108,648
34,000	Ampco-Pittsburgh Corp.†	84,221	26,180
5,000	Ardagh Group SA†	18,650	19,450
60,000	Avantor Inc.†	1,368,974	1,272,000
331,500	Bollore SE	1,911,595	1,945,509
175,350	Crane Co.	1,286,986	25,422,243
6,550	Crane NXT Co.	21,907	402,301
5,400	Eaton Corp. plc	213,489	1,693,170
3,300	Emerson Electric Co.	306,032	363,528
1,000	Enpro Inc.	38,323	145,570
11,850	General Electric Co.	1,640,043	1,883,795
116,950	Greif Inc., Cl. A	2,279,385	6,721,117
1,600	GXO Logistics Inc.†	88,637	80,800
35,675	Honeywell International Inc.	786,887	7,618,040
4,000	Hyster-Yale Inc.	132,854	278,920
16,500	Ingersoll Rand Inc.	59,915	1,498,860
164,700	ITT Inc.	1,037,487	21,275,946

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — June 30, 2024 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Diversified Industrial (Continued)
13,500	Jardine Matheson Holdings Ltd.	$653,525	$477,630
237,150	Myers Industries Inc.	1,439,201	3,173,067
17,200	nVent Electric plc	179,655	1,317,692
10,000	Park-Ohio Holdings Corp.	200,453	258,900
24,700	Pentair plc	570,902	1,893,749
325	Siemens AG	50,707	60,465
6,000	Sulzer AG	363,339	829,428
9,300	Svenska Cellulosa AB SCA, Cl. A	32,783	137,934
36,000	Svenska Cellulosa AB SCA, Cl. B	100,827	531,729
170,500	Textron Inc.	2,033,370	14,639,130
200	The Sherwin-Williams Co.	60,107	59,686
220,000	Toray Industries Inc.	1,513,485	1,041,270
8,200	Trane Technologies plc	90,606	2,697,226
191,500	Trinity Industries Inc.	578,193	5,729,680
2,800	Waters Corp.†	206,262	812,336
		19,561,559	104,942,458

	Electronics — 4.2%
35,000	Flex Ltd.†	451,646	1,032,150
42,000	Kyocera Corp., ADR	282,635	482,160
1,300	Mettler-Toledo International Inc.†	181,861	1,816,867
353,000	Mirion Technologies Inc.†	3,218,548	3,791,220
213,000	Resideo Technologies Inc.†	1,551,027	4,166,280
2,100	Samsung Electronics Co. Ltd., GDR	383,541	3,108,000
100	Samsung Electronics Co. Ltd., New York, GDR	136,555	148,002
404,350	Sony Group Corp., ADR	7,277,809	34,349,533
27,200	TE Connectivity Ltd.	618,717	4,091,696
68,380	Texas Instruments Inc.	1,516,885	13,301,961
4,340	Thermo Fisher Scientific Inc.	657,828	2,400,020
		16,277,052	68,687,889

	Energy and Utilities — 3.3%
49,450	BP plc, ADR	826,100	1,785,145
51,190	Chevron Corp.	1,588,885	8,007,140
34,000	ConocoPhillips	2,924,217	3,888,920
84,500	Devon Energy Corp.	982,473	4,005,300
35,000	Dril-Quip Inc.†	842,068	651,000
3,250	E.ON SE	44,382	42,655
27,000	Enbridge Inc.	621,220	960,930
69,000	EOG Resources Inc.	158,001	8,685,030
53,500	Exxon Mobil Corp.	2,876,247	6,158,920
132,000	Halliburton Co.	3,726,343	4,458,960
20,000	Kinder Morgan Inc.	232,434	397,400
650	Marathon Petroleum Corp.	118,960	112,762
Shares		Cost	Market Value
70,000	National Fuel Gas Co.	$3,274,418	$3,793,300
2,250	National Grid plc	25,270	25,103
29,450	NextEra Energy Inc.	1,758,778	2,085,354
13,000	NOV Inc.	232,402	247,130
34,000	Occidental Petroleum Corp.	2,079,323	2,143,020
45,000	PG&E Corp.	409,370	785,700
28,000	Schlumberger NV	1,364,012	1,321,040
1,300	Severn Trent plc	41,518	39,111
5,400	Shell plc, ADR	228,305	389,772
22,500	Southwest Gas Holdings Inc.	374,486	1,583,550
86,000	The AES Corp.	238,220	1,511,020
3,707	Vitesse Energy Inc.	12,486	87,856
		24,979,918	53,166,118

	Entertainment — 5.4%
119,800	Atlanta Braves Holdings Inc., Cl. A†	2,813,683	4,951,334
336,700	Atlanta Braves Holdings Inc., Cl. C†	7,861,007	13,279,448
48,000	Fox Corp., Cl. A	1,977,574	1,649,760
30,000	Fox Corp., Cl. B	875,607	960,600
998,000	Grupo Televisa SAB, ADR	4,238,629	2,764,460
13,934	Liberty Media Corp.-Liberty Live, Cl. A†	7,188	522,664
27,434	Liberty Media Corp.-Liberty Live, Cl. C†	10,049	1,049,899
146,220	Madison Square Garden Entertainment Corp.†	59,013	5,005,111
124,383	Madison Square Garden Sports Corp.†	684,074	23,400,174
250	Netflix Inc.†	124,292	168,720
67,500	Ollamani SAB†	461,640	153,817
356,891	Paramount Global, Cl. A	5,161,577	6,559,656
40,000	Paramount Global, Cl. B	950,543	415,600
171,920	Sphere Entertainment Co.†	210,917	6,027,515
1,475	Take-Two Interactive Software Inc.†	208,576	229,348
102,700	The Walt Disney Co.	820,837	10,197,083
315,000	Vivendi SE	3,474,776	3,291,179
804,950	Warner Bros Discovery Inc.†	4,801,424	5,988,828
		34,741,406	86,615,196

	Environmental Services — 3.1%
15,500	Phinia Inc.	343,944	610,080
174,000	Republic Services Inc.	1,243,175	33,815,160
1,000	Veralto Corp.	2,254	95,470
72,000	Waste Connections Inc.	2,400,362	12,625,920
16,700	Waste Management Inc.	228,549	3,562,778
		4,218,284	50,709,408

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — June 30, 2024 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Equipment and Supplies — 10.1%
2,550	3M Co.	$212,637	$260,585
298,350	AMETEK Inc.	443,987	49,737,929
42,000	Amphenol Corp., Cl. A	20,240	2,829,540
14,000	AZZ Inc.	555,085	1,081,500
34,950	Crown Holdings Inc.	157,565	2,599,930
110,050	CTS Corp.	460,612	5,571,831
4,000	Danaher Corp.	23,809	999,400
21,000	Distribution Solutions Group Inc.†	160,876	630,000
316,800	Donaldson Co. Inc.	463,193	22,670,208
375,750	Flowserve Corp.	1,653,031	18,073,575
48,000	Graco Inc.	733,383	3,805,440
11,000	Hubbell Inc.	1,549,733	4,020,280
68,900	IDEX Corp.	252,463	13,862,680
37,500	Interpump Group SpA	147,378	1,665,863
133,000	Mueller Industries Inc.	1,649,414	7,573,020
92,500	Sealed Air Corp.	1,740,298	3,218,075
24,000	The Manitowoc Co. Inc.†	72,224	276,720
46,650	The Timken Co.	1,730,549	3,738,064
15,000	The Toro Co.	257,644	1,402,650
68,000	The Weir Group plc	286,137	1,705,423
15,000	Titan Machinery Inc.†	273,373	238,500
27,900	Valmont Industries Inc.	2,418,737	7,657,155
55,200	Watts Water Technologies Inc., Cl. A	555,447	10,122,024
		15,817,815	163,740,392

	Financial Services — 10.5%
40,000	AllianceBernstein Holding LP	0	1,351,600
115,250	American Express Co.	873,797	26,686,137
1,300	Ameriprise Financial Inc.	40,960	555,347
5,600	Bank of America Corp.	31,487	222,712
12,500	Barclays plc	28,712	33,009
62	Berkshire Hathaway Inc., Cl. A†	187,565	37,958,942
53,450	Blackstone Inc.	242,528	6,617,110
5,625	Brookfield Asset Management Ltd., Cl. A	46,657	214,031
22,000	Brookfield Corp.	203,553	913,880
1,400	Capital One Financial Corp.	192,943	193,830
22,050	Citigroup Inc.	655,400	1,399,293
1,500	EXOR NV	143,153	156,948
35,000	FTAI Aviation Ltd.	582,698	3,613,050
150,000	GAM Holding AG†	83,245	33,391
30,500	Interactive Brokers Group Inc., Cl. A	481,187	3,739,300
1,975	Intercontinental Exchange Inc.	239,428	270,358
Shares		Cost	Market Value
28,000	Jefferies Financial Group Inc.	$240,094	$1,393,280
63,200	JPMorgan Chase & Co., CDI	2,096,655	12,782,832
78,500	KKR & Co. Inc.	737,645	8,261,340
2,500	Lazard Inc.	97,248	95,450
81,500	Loews Corp.	4,333,328	6,091,310
6,450	M&T Bank Corp.	258,217	976,272
15,300	Marsh & McLennan Companies Inc.	388,249	3,224,016
1,850	Nasdaq Inc.	95,784	111,481
12,000	Popular Inc.	176,699	1,061,160
20,000	PROG Holdings Inc.	17,401	693,600
87,800	State Street Corp.	1,133,845	6,497,200
9,750	T. Rowe Price Group Inc.	136,841	1,124,272
360,400	The Bank of New York Mellon Corp.	9,189,470	21,584,356
18,000	The Goldman Sachs Group Inc.	2,451,070	8,141,760
16,000	The Hartford Financial Services Group Inc.	490,700	1,608,640
24,600	The PNC Financial Services Group Inc.	958,299	3,824,808
9,000	Value Line Inc.	122,382	387,630
129,450	Wells Fargo & Co.	3,476,671	7,688,036
		30,433,911	169,506,381

	Food and Beverage — 11.8%
137,014	BellRing Brands Inc.†	3,603,086	7,828,980
600,900	Brown-Forman Corp., Cl. A	2,567,886	26,517,717
85,450	Brown-Forman Corp., Cl. B	335,153	3,690,586
67,000	Campbell Soup Co.	2,572,671	3,027,730
720,000	China Mengniu Dairy Co. Ltd.	1,047,905	1,290,810
23,400	Coca-Cola Europacific Partners plc	457,809	1,705,158
15,400	Coca-Cola HBC AG	215,080	525,223
2,200	Constellation Brands Inc., Cl. A	30,272	566,016
23,500	Crimson Wine Group Ltd.†	160,578	140,295
79,600	Danone SA	2,757,207	4,865,934
20,000	Davide Campari-Milano NV	30,395	189,001
1,000	Diageo plc	35,870	31,300
189,250	Diageo plc, ADR	6,600,966	23,860,640
58,000	Farmer Brothers Co.†	378,167	155,440
192,000	Flowers Foods Inc.	337,119	4,262,400
30,600	Fomento Economico Mexicano SAB de CV, ADR	1,016,741	3,294,090
69,000	General Mills Inc.	1,036,211	4,364,940
1,336,000	Grupo Bimbo SAB de CV, Cl. A	529,323	4,718,172
10,500	Heineken Holding NV	448,760	828,192

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — June 30, 2024 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Food and Beverage (Continued)
74,150	Heineken NV	$3,255,387	$7,170,808
19,350	Heineken NV, ADR	465,264	934,992
125,550	ITO EN Ltd.	2,626,877	2,717,168
7,000	John Bean Technologies Corp.	106,661	664,790
13,200	Kellanova	324,581	761,376
56,500	Kerry Group plc, Cl. A	658,492	4,574,456
450	Kerry Group plc, Cl. A	38,924	36,458
787,750	Kikkoman Corp.	1,639,305	9,124,073
1,000	Lamb Weston Holdings Inc.	82,320	84,080
16,585	LVMH Moet Hennessy Louis Vuitton SE	579,093	12,674,753
54,000	Maple Leaf Foods Inc.	953,329	904,704
37,000	MEIJI Holdings Co. Ltd.	387,565	797,769
122,000	Mondelēz International Inc., Cl. A	2,211,865	7,983,680
86,000	Morinaga Milk Industry Co. Ltd.	772,140	1,801,889
18,000	National Beverage Corp.	841,352	922,320
34,500	Nestlé SA	1,833,410	3,521,999
278,400	Nissin Foods Holdings Co. Ltd.	3,075,756	7,063,390
45,750	PepsiCo Inc.	1,483,663	7,545,547
44,650	Pernod Ricard SA	3,509,604	6,058,530
67,000	Post Holdings Inc.†	429,078	6,978,720
58,400	Remy Cointreau SA	3,169,703	4,872,137
16,450	Suntory Beverage & Food Ltd.	524,300	583,505
2,500	The Boston Beer Co. Inc., Cl. A†	813,301	762,625
17,700	The Coca-Cola Co.	388,056	1,126,605
18,400	The J.M. Smucker Co.	503,875	2,006,336
90,000	The Kraft Heinz Co.	3,183,881	2,899,800
210,000	Tingyi (Cayman Islands) Holding Corp.	471,470	253,053
24,205	Tootsie Roll Industries Inc.	164,943	739,947
5,000	TreeHouse Foods Inc.†	201,555	183,200
5,000	WK Kellogg Co.	30,461	82,300
203,300	Yakult Honsha Co. Ltd.	2,297,628	3,634,735
		61,185,038	191,328,369

	Health Care — 5.6%
8,000	Abbott Laboratories	437,037	831,280
24,050	AbbVie Inc.	2,136,467	4,125,056
26,880	Amgen Inc.	176,429	8,398,656
10,000	AstraZeneca plc, ADR	512,604	779,900
45,000	Bausch + Lomb Corp.†	729,143	653,400
7,800	Bausch Health Cos. Inc.†	77,608	54,366
41,200	Baxter International Inc.	1,183,325	1,378,140
7,600	Biogen Inc.†	56,050	1,761,832
Shares		Cost	Market Value
6,000	Bio-Rad Laboratories Inc., Cl. A†	$1,026,263	$1,638,660
73,650	Bristol-Myers Squibb Co.	1,865,892	3,058,685
25,000	Catalent Inc.†	1,718,060	1,405,750
8,800	Cencora Inc.	346,880	1,982,640
2,000	Charles River Laboratories International Inc.†	452,768	413,160
7,300	Chemed Corp.	180,607	3,960,834
7,200	CONMED Corp.	137,063	499,104
5,000	DaVita Inc.†	280,123	692,850
102,300	Demant A/S†	948,190	4,427,579
30,000	DENTSPLY SIRONA Inc.	1,250,466	747,300
4,000	Elevance Health Inc.	1,097,882	2,167,440
320	Eli Lilly & Co.	187,860	289,722
128,000	Evolent Health Inc., Cl. A†	2,244,740	2,447,360
13,650	Fortrea Holdings Inc.†	331,972	318,591
4,350	Gerresheimer AG	287,580	467,261
100	GRAIL Inc.†	1,814	1,537
1,100	Guardant Health Inc.†	25,523	31,768
10,750	Haleon plc	40,746	43,838
15,000	Halozyme Therapeutics Inc.†	713,499	785,400
21,900	HCA Healthcare Inc.	2,239,695	7,036,032
78,336	Henry Schein Inc.†	1,865,470	5,021,338
480	Humana Inc.	210,794	179,352
1,500	ICU Medical Inc.†	292,287	178,125
900	Illumina Inc.†	95,735	93,942
4,500	Indivior plc†	13,813	70,537
13,000	Integer Holdings Corp.†	676,234	1,505,270
21,750	Johnson & Johnson	1,305,673	3,178,980
10,000	Labcorp Holdings Inc.	1,352,960	2,035,100
2,500	McKesson Corp.	223,163	1,460,100
18,000	Medtronic plc	1,338,678	1,416,780
41,200	Merck & Co. Inc.	818,440	5,100,560
1,430	Moderna Inc.†	153,761	169,812
65,000	Option Care Health Inc.†	520,000	1,800,500
17,500	Perrigo Co. plc	573,287	449,400
14,000	QuidelOrtho Corp.†	169,394	465,080
590	Regeneron Pharmaceuticals Inc.†	238,617	620,108
40,000	Roche Holding AG, ADR	734,498	1,386,800
1,506	Solventum Corp.†	98,462	79,637
6,900	Stryker Corp.	321,481	2,347,725
25,000	Tenet Healthcare Corp.†	652,367	3,325,750
8,500	The Cigna Group	608,373	2,809,845
20,000	The Cooper Companies Inc.	1,336,925	1,746,000
2,525	UnitedHealth Group Inc.	676,000	1,285,881
3,645	Vertex Pharmaceuticals Inc.†	856,859	1,708,484
20,350	Zimmer Biomet Holdings Inc.	1,386,005	2,208,586

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — June 30, 2024 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Health Care (Continued)
450	Zoetis Inc.	$19,536	$78,012
		37,225,098	91,119,845

	Hotels and Gaming — 1.0%
10,000	Accor SA	257,845	410,174
19,500	Caesars Entertainment Inc.†	808,492	774,930
2,000	Churchill Downs Inc.	9,278	279,200
3,000	Entain plc	37,574	23,891
225	Flutter Entertainment plc†	39,696	41,142
310,000	Genting Singapore Ltd.	232,412	197,751
5,700	Hyatt Hotels Corp., Cl. A	178,128	865,944
2,544,100	Mandarin Oriental International Ltd.	3,650,072	4,401,293
134,500	MGM Resorts International†	1,245,686	5,977,180
13,500	Ryman Hospitality Properties Inc., REIT	59,879	1,348,110
733,000	The Hongkong & Shanghai Hotels Ltd.	674,481	542,542
19,000	Universal Entertainment Corp.	96,850	186,115
2,700	Wyndham Hotels & Resorts Inc.	34,458	199,800
6,200	Wynn Resorts Ltd.	289,675	554,900
		7,614,526	15,802,972

	Machinery — 6.1%
22,000	Astec Industries Inc.	908,870	652,520
95,170	Caterpillar Inc.	618,531	31,701,127
1,452,150	CNH Industrial NV	9,725,746	14,710,279
101,500	Deere & Co.	704,539	37,923,445
13,000	Mueller Water Products Inc., Cl. A	46,016	232,960
93,850	Xylem Inc.	693,122	12,728,876
		12,696,824	97,949,207

	Manufactured Housing and Recreational Vehicles — 0.3%
8,700	Cavco Industries Inc.†	162,846	3,011,679
825	Nobility Homes Inc.	4,606	24,791
20,500	Skyline Champion Corp.†	98,752	1,388,875
		266,204	4,425,345

	Metals and Mining — 3.0%
46,850	Agnico Eagle Mines Ltd.	1,464,008	3,063,990
146,600	Barrick Gold Corp.	1,361,998	2,445,288
55,500	Franco-Nevada Corp.	1,844,631	6,577,860
105,250	Freeport-McMoRan Inc.	1,121,790	5,115,150
18,000	Kinross Gold Corp.	38,019	149,760
15,000	MP Materials Corp.†	202,909	190,950
368,700	Newmont Corp.	6,227,391	15,437,469
97,000	Royal Gold Inc.	4,085,836	12,140,520
Shares		Cost	Market Value
73,750	Wheaton Precious Metals Corp.	$1,391,215	$3,865,975
		17,737,797	48,986,962

	Publishing — 1.7%
111,000	News Corp., Cl. A	753,804	3,060,270
53,480	S&P Global Inc.	403,241	23,852,080
90,000	The E.W. Scripps Co., Cl. A†	572,339	282,600
		1,729,384	27,194,950

	Real Estate — 0.7%
14,000	American Tower Corp., REIT	2,554,866	2,721,320
2,200	Prologis Inc., REIT	253,482	247,082
127,500	The St. Joe Co.	895,733	6,974,250
34,200	Weyerhaeuser Co., REIT	663,803	970,938
		4,367,884	10,913,590

	Retail — 2.7%
55,100	AutoNation Inc.†	392,799	8,781,838
700	AutoZone Inc.†	692,314	2,074,870
19,700	CarMax Inc.†	1,287,510	1,444,798
20,380	Costco Wholesale Corp.	947,825	17,322,796
97,600	CVS Health Corp.	3,067,757	5,764,256
2,100	Dollar Tree Inc.†	252,857	224,217
1,200	Lowe’s Companies Inc.	163,882	264,552
900	McDonald’s Corp.	256,333	229,356
1,400	NIKE Inc., Cl. B	148,281	105,518
1,700	Restaurant Brands International Inc.	117,016	119,629
15,000	Rush Enterprises Inc., Cl. B	151,639	588,600
2,000	Starbucks Corp.	204,006	155,700
2,550	The Home Depot Inc.	78,942	877,812
84,000	The Kroger Co.	249,281	4,194,120
36,000	Walgreens Boots Alliance Inc.	764,093	435,420
6,600	Walmart Inc.	302,042	446,886
1,650	Zalando SE†	37,744	38,681
		9,114,321	43,069,049

	Semiconductors — 0.1%
1,250	Advanced Micro Devices Inc.†	152,736	202,763
365	Broadcom Inc.	215,493	586,018
7,400	Intel Corp.	370,892	229,178
725	Micron Technology Inc.	67,724	95,359
		806,845	1,113,318

	Specialty Chemicals — 0.3%
950	Air Products and Chemicals Inc.	247,829	245,148
16,600	DuPont de Nemours Inc.	586,551	1,336,134
29,700	H.B. Fuller Co.	214,861	2,285,712
300	Linde plc	125,794	131,643

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — June 30, 2024 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Specialty Chemicals (Continued)
17,600	Sensient Technologies Corp.	$282,094	$1,305,744
		1,457,129	5,304,381

	Telecommunications — 1.7%
2,200	AT&T Inc.	39,682	42,042
155,250	Deutsche Telekom AG, ADR	2,325,166	3,910,748
52,000	GCI Liberty Inc., Escrow†	0	1
14,000	Hellenic Telecommunications Organization SA	82,085	201,510
23,400	Hellenic Telecommunications Organization SA, ADR	93,977	166,374
148,500	Liberty Global Ltd., Cl. A†	733,768	2,588,355
228,750	Liberty Global Ltd., Cl. C†	2,041,466	4,083,187
5,600	Orange SA, ADR	59,112	55,944
7,250	SoftBank Group Corp., ADR	155,920	233,522
1,930,000	Telecom Italia SpA†	962,169	461,960
36,000	Telefonica Brasil SA, ADR	303,553	295,560
269,000	Telefonica SA, ADR	1,295,653	1,132,490
607,000	Telephone and Data Systems Inc.	11,773,240	12,583,110
52,900	Telesat Corp.†	543,806	481,390
18,700	TIM SA, ADR	136,557	267,784
10,000	VEON Ltd., ADR†	182,315	259,400
6,650	Verizon Communications Inc.	117,080	274,246
		20,845,549	27,037,623

	Transportation — 1.3%
10,000	Canadian Pacific Kansas City Ltd.	6,337	787,300
153,500	GATX Corp.	3,009,937	20,317,260
850	Union Pacific Corp.	191,646	192,321
		3,207,920	21,296,881

	Wireless Communications — 0.4%
61,250	America Movil SAB de CV, ADR	184,781	1,041,250
215,000	Operadora De Sites Mexicanos SAB de CV	257,222	194,023
20,885	T-Mobile US Inc.	863,247	3,679,519
28,500	United States Cellular Corp.†	1,142,917	1,590,870
		2,448,167	6,505,662
	TOTAL COMMON STOCKS	391,677,012	1,605,434,844

	CLOSED-END FUNDS — 0.1%
2,000	Altaba Inc., Escrow†	0	5,050
10,700	Royce Global Trust Inc.	93,090	118,984
Shares		Cost	Market Value
78,000	Royce Small-Cap Trust Inc.	$935,792	$1,128,660
		1,028,882	1,252,694

	TOTAL CLOSED-END FUNDS	1,028,882	1,252,694

	PREFERRED STOCKS — 0.0%
	Diversified Industrial — 0.0%
600	Jungheinrich AG	20,235	19,766

	Electronics — 0.0%
95	WESCO International Inc., Ser. A, 10.625%	2,517	2,463

	TOTAL PREFERRED STOCKS	22,752	22,229

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 0.6%
$10,210,000	U.S. Treasury Bills,
	5.275% to 5.320%††, 08/15/24 to 09/26/24	10,109,768	10,110,006

	TOTAL INVESTMENTS — 100.0%	$402,838,414	1,616,819,773

	Other Assets and Liabilities (Net) — (0.0)%		(72,173)

	NET ASSETS — 100.0%		$1,616,747,600

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
ADR	American Depositary Receipt
CDI	CHESS (Australia) Depository Interest
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

The Gabelli Asset Fund

Statement of Assets and Liabilities

June 30, 2024 (Unaudited)

Assets:
Investments, at value (cost $402,838,414)	$1,616,819,773
Cash	5,055
Foreign currency, at value (cost $116,761)	116,134
Deposit at brokers	10,772
Receivable for Fund shares sold	466,366,323
Receivable for investments sold	1,341,001
Dividends and interest receivable	1,995,978
Prepaid expenses	61,427
Total Assets	2,086,716,463
Liabilities:
Payable for investments purchased	231,119
Payable for Fund shares redeemed	467,360,190
Payable for investment advisory fees	1,337,962
Payable for distribution fees	236,392
Payable for accounting fees	7,500
Other accrued expenses	795,700
Total Liabilities	469,968,863
Net Assets
(applicable to 32,762,210 shares outstanding)	$1,616,747,600
Net Assets Consist of:
Paid-in capital	$292,386,028
Total distributable earnings	1,324,361,572
Net Assets	$1,616,747,600
Shares of Beneficial Interest, each at $0.001 par value; unlimited number of shares authorized:
Class AAA:
Net Asset Value, offering, and redemption price per share ($635,262,050 ÷ 12,842,439 shares outstanding)	$49.47
Class A:
Net Asset Value and redemption price per share ($33,250,174 ÷ 683,182 shares outstanding)	$48.67
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$51.64
Class C:
Net Asset Value and offering price per share ($1,825,538 ÷ 43,407 shares outstanding)	$42.06	(a)
Class I:
Net Asset Value, offering, and redemption price per share ($946,409,838 ÷ 19,193,182 shares outstanding)	$49.31

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended June 30, 2024 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $348,535)	$13,057,955
Interest	206,824
Total Investment Income	13,264,779
Expenses:
Investment advisory fees	8,347,481
Distribution fees - Class AAA	1,438,459
Distribution fees - Class A	42,216
Distribution fees - Class C	11,800
Shareholder services fees	409,708
Shareholder communications expenses	119,114
Custodian fees	108,026
Trustees’ fees	67,000
Registration expenses	47,362
Legal and audit fees	42,194
Interest expense	30,993
Accounting fees	22,500
Miscellaneous expenses	82,977
Total Expenses	10,769,830
Less:
Expenses paid indirectly by broker (See Note 7)	(13,572)
Net Expenses	10,756,258
Net Investment Income	2,508,521
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	119,847,541
Net realized gain on foreign currency transactions	2,232
Net realized gain on investments and foreign currency transactions	119,849,773
Net change in unrealized appreciation/depreciation:
on investments	(87,866,418)
on foreign currency translations	(41,933)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(87,908,351)
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	31,941,422
Net Increase in Net Assets Resulting from Operations	$34,449,943

See accompanying notes to financial statements.

The Gabelli Asset Fund

Statement of Changes in Net Assets

	Six Months Ended
	June 30, 2024	Year Ended
	(Unaudited)	December 31, 2023

Operations:
Net investment income	$2,508,521	$5,320,339
Net realized gain on investments, redemption in-kind, and foreign currency transactions	119,849,773	176,041,766
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(87,908,351)	(9,123,936)
Net Increase in Net Assets Resulting from Operations	34,449,943	172,238,169

Distributions to Shareholders:
Accumulated earnings
Class AAA	—	(91,335,007)
Class A	—	(2,531,089)
Class C	—	(244,091)
Class I	—	(35,163,426)
Total Distributions to Shareholders	—	(129,273,613)

Shares of Beneficial Interest Transactions:
Class AAA	(599,888,312)	(62,964,165)
Class A	(859,800)	282,410
Class C	(1,605,994)	(2,752,365)
Class I	485,142,104	(113,333,141)
Net Decrease in Net Assets from Shares of Beneficial Interest Transactions	(117,212,002)	(178,767,261)
Redemption Fees	61	140
Net Decrease in Net Assets	(82,761,998)	(135,802,565)
Net Assets:
Beginning of year	1,699,509,598	1,835,312,163
End of period	$1,616,747,600	$1,699,509,598

See accompanying notes to financial statements.

The Gabelli Asset Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions						Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses(c)(d)		Portfolio Turnover Rate
Class AAA
2024(e)	$48.51	$0.06	$0.90	$0.96	$—	$—	$—	$0.00	$49.47	1.96%	$635,262	0.23	%(f)	1.36	%(f)	2%
2023	47.51	0.12	4.78	4.90	(0.16)	(3.74)	(3.90)	0.00	48.51	10.29	1,211,699	0.24		1.38		4
2022	58.56	0.12	(6.39)	(6.27)	(0.09)	(4.69)	(4.78)	0.00	47.51	(10.63)	1,245,183	0.23		1.35		5
2021	54.05	0.08	10.15	10.23	(0.19)	(5.53)	(5.72)	0.00	58.56	18.93	1,584,831	0.13		1.33		5
2020	55.02	0.13	5.99	6.12	(0.17)	(6.92)	(7.09)	0.00	54.05	11.23	1,544,305	0.25		1.36		4
2019	49.44	0.22	10.88	11.10	(0.23)	(5.29)	(5.52)	0.00	55.02	22.43	1,674,315	0.40		1.36		4
Class A
2024(e)	$47.74	$0.06	$0.87	$0.93	$—	$—	$—	$0.00	$48.67	1.95%	$33,250	0.23	%(f)	1.36	%(f)	2%
2023	46.75	0.12	4.71	4.83	(0.16)	(3.68)	(3.84)	0.00	47.74	10.32	33,457	0.24		1.38		4
2022	57.63	0.12	(6.29)	(6.17)	(0.09)	(4.62)	(4.71)	0.00	46.75	(10.63)	32,436	0.23		1.35		5
2021	53.28	0.08	10.01	10.09	(0.21)	(5.53)	(5.74)	0.00	57.63	18.93	43,714	0.14		1.33		5
2020	54.33	0.13	5.91	6.04	(0.17)	(6.92)	(7.09)	0.00	53.28	11.23	36,656	0.25		1.36		4
2019	48.88	0.22	10.76	10.98	(0.24)	(5.29)	(5.53)	0.00	54.33	22.45	38,598	0.41		1.36		4
Class C
2024(e)	$41.41	$(0.11)	$0.76	$0.65	$—	$—	$—	$0.00	$42.06	1.57%	$1,826	(0.56	)%(f)	2.11	%(f)	2%
2023	40.72	(0.22)	4.09	3.87	—	(3.18)	(3.18)	0.00	41.41	9.49	3,367	(0.53)		2.13		4
2022	50.48	(0.24)	(5.50)	(5.74)	—	(4.02)	(4.02)	0.00	40.72	(11.30)	5,966	(0.53)		2.10		5
2021	47.45	(0.30)	8.86	8.56	—	(5.53)	(5.53)	0.00	50.48	18.04	10,721	(0.57)		2.08		5
2020	49.30	(0.23)	5.30	5.07	—	(6.92)	(6.92)	0.00	47.45	10.41	20,863	(0.50)		2.11		4
2019	44.91	(0.19)	9.87	9.68	—	(5.29)	(5.29)	0.00	49.30	21.53	32,334	(0.37)		2.11		4
Class I
2024(e)	$48.30	$0.12	$0.89	$1.01	$—	$—	$—	$0.00	$49.31	2.09%	$946,410	0.49	%(f)	1.11	%(f)	2%
2023	47.32	0.24	4.77	5.01	(0.29)	(3.74)	(4.03)	0.00	48.30	10.57	450,987	0.48		1.13		4
2022	58.36	0.26	(6.38)	(6.12)	(0.23)	(4.69)	(4.92)	0.00	47.32	(10.41)	551,727	0.49		1.10		5
2021	53.88	0.23	10.14	10.37	(0.36)	(5.53)	(5.89)	0.00	58.36	19.24	602,902	0.38		1.08		5
2020	54.86	0.26	5.98	6.24	(0.30)	(6.92)	(7.22)	0.00	53.88	11.50	487,188	0.51		1.11		4
2019	49.30	0.36	10.87	11.23	(0.38)	(5.29)	(5.67)	0.00	54.86	22.76	514,387	0.65		1.11		4

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all years presented, there was no impact on the expense ratios.
(d)	The Fund incurred interest expense. For the year ended December 31, 2020, if interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.35% (Class AAA and Class A), 2.10% (Class C), and 1.10% (Class I). For all remaining years, there was no impact on the expense ratios.
(e)	For the six months ended June 30, 2024, unaudited.
(f)	Annualized.

See accompanying notes to financial statements.

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Asset Fund was organized on November 25, 1985 as a Massachusetts business trust. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund’s primary objective is growth of capital. The Fund’s secondary goal is to provide current income. The Fund commenced investment operations on March 3, 1986.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the securities are valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2024 is as follows:

	Valuation Inputs
		Level 2 Other
	Level 1	Significant	Total Market Value
	Quoted Prices	Observable Inputs	at 06/30/24
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
Diversified Industrial	$104,923,008	$19,450	$104,942,458
Electronics	68,539,887	148,002	68,687,889
Manufactured Housing and Recreational Vehicles	4,400,554	24,791	4,425,345
Telecommunications	27,037,622	1	27,037,623
Other Industries (a)	1,400,341,529	—	1,400,341,529
Total Common Stocks	1,605,242,600	192,244	1,605,434,844
Closed-End Funds	1,247,644	5,050	1,252,694
Preferred Stocks (a)	22,229	—	22,229
U.S. Government Obligations	—	10,110,006	10,110,006
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,606,512,473	$10,307,300	$1,616,819,773

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund held no Level 3 investments at June 30, 2024 and December 31, 2023. The Fund’s policy is to recognize transfers among levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited) (Continued)

or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 10% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited) (Continued)

securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At June 30, 2024, the Fund did not hold restricted securities.

Investments in Other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended June 30, 2024, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than one basis point.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to utilization of tax equalization and in-kind distributions for shareholder redemptions. These reclassifications have no impact on the NAV of the Fund.

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited) (Continued)

The tax character of distributions paid during the year ended December 31, 2023 was as follows:

Distributions paid from:*
Ordinary income	$6,753,731
Net long term capital gains	130,291,864
Total distributions paid	$137,045,595

*	Total distributions paid differs from the Statement of Changes in Net Assets due to the utilization of equalization.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2024:

		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Appreciation
Investments	$409,777,299	$1,223,193,550	$(16,151,076)	$1,207,042,474

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2024, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2024, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited) (Continued)

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2024, other than short term securities and U.S. Government obligations, aggregated $35,469,427 and $175,415,728, respectively.

6. Redemptions-in-kind. When considered to be in the best interest of all shareholders, the Fund may distribute portfolio securities as payment for redemptions of Fund shares (redemptions-in-kind). Gains and losses realized on redemptions-in-kind are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the year ended December 31, 2023, the Gabelli Asset Fund realized net gains of $44,581,272 on $49,643,053 of redemptions-in-kind, including cash of $2,161,437. During the six months ended June 30, 2024, there was no such activity.

7. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2024, the Fund paid $9,914 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $722 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

During the six months ended June 30, 2024, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $13,572.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended June 30, 2024, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

The Fund pays retainer and per meeting fees to Trustees not affiliated with the Adviser, plus specified amounts to the Lead Trustee and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

8. Line of Credit. The Fund participates in an unsecured line of credit, which expires on February 26, 2025 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. At June 30, 2024, there were no borrowings outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit for 15 days of borrowings during the six months ended June 30, 2024 was $6,659,200 with a weighted average interest rate of 6.58%. The maximum amount borrowed at any time during the six months ended June 30, 2024 was $19,863,000.

9. Shares of Beneficial Interest. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited) (Continued)

otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2024 and the year ended December 31, 2023, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of capital stock were as follows:

	Six Months Ended
	June 30, 2024		Year Ended
	(Unaudited)		December 31, 2023
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	133,299	$6,615,021	258,675	$12,840,492
Shares issued upon reinvestment of distributions	—	—	1,782,288	86,673,009
Shares redeemed	(12,267,140)	(606,503,333)	(3,275,406)	(162,477,666)
Net decrease	(12,133,841)	$(599,888,312)	(1,234,443)	$(62,964,165)
Class A
Shares sold	37,092	$1,821,331	63,098	$3,048,738
Shares issued upon reinvestment of distributions	—	—	49,535	2,370,258
Shares redeemed	(54,799)	(2,681,131)	(105,570)	(5,136,586)
Net increase/(decrease)	(17,707)	$(859,800)	7,063	$282,410
Class C
Shares sold	163	$7,000	1,655	$70,400
Shares issued upon reinvestment of distributions	—	—	5,880	244,091
Shares redeemed	(38,083)	(1,612,994)	(72,740)	(3,066,856)
Net decrease	(37,920)	$(1,605,994)	(65,205)	$(2,752,365)
Class I
Shares sold	10,782,324	$531,093,294	483,833	$23,936,587
Shares issued upon reinvestment of distributions	—	—	658,262	31,874,307
Shares redeemed in-kind	—	—	(1,005,874)	—
Shares redeemed	(925,833)	(45,951,190)	(2,460,024)	(169,144,035)
Net increase/(decrease)	9,856,490	$485,142,104	(2,323,803)	$(113,333,141)

10. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling
800-GABELLI after 7:00 P.M.

TRUSTEES
Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group Inc.

Anthony J. Colavita
President,
Anthony J. Colavita, P.C.

James P. Conn
Former Chief Investment Officer,
Financial Security Assurance Holdings Ltd.

John D. Gabelli
Former Senior Vice President,
G.research, LLC

Werner J. Roeder
Former Medical Director,
Lawrence Hospital

Anthonie C. van Ekris
Chairman,
BALMAC International, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS
John C. Ball
President, Treasurer, Principal Financial and Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR
G.distributors, LLC

CUSTODIAN
State Street Bank and Trust Company

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
SS&C Global Investor and Distribution Solutions, Inc.

LEGAL COUNSEL
Paul Hastings LLP

This report is submitted for the general information of the shareholders of The Gabelli Asset Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB405Q224SAR

GABELLI FUNDS

THE GABELLI ASSET FUND

Semiannual Report
June 30, 2024

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

The Gabelli Asset Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions						Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses(c)(d)		Portfolio Turnover Rate
Class AAA
2024(e)	$48.51	$0.06	$0.90	$0.96	$—	$—	$—	$0.00	$49.47	1.96%	$635,262	0.23	%(f)	1.36	%(f)	2%
2023	47.51	0.12	4.78	4.90	(0.16)	(3.74)	(3.90)	0.00	48.51	10.29	1,211,699	0.24		1.38		4
2022	58.56	0.12	(6.39)	(6.27)	(0.09)	(4.69)	(4.78)	0.00	47.51	(10.63)	1,245,183	0.23		1.35		5
2021	54.05	0.08	10.15	10.23	(0.19)	(5.53)	(5.72)	0.00	58.56	18.93	1,584,831	0.13		1.33		5
2020	55.02	0.13	5.99	6.12	(0.17)	(6.92)	(7.09)	0.00	54.05	11.23	1,544,305	0.25		1.36		4
2019	49.44	0.22	10.88	11.10	(0.23)	(5.29)	(5.52)	0.00	55.02	22.43	1,674,315	0.40		1.36		4
Class A
2024(e)	$47.74	$0.06	$0.87	$0.93	$—	$—	$—	$0.00	$48.67	1.95%	$33,250	0.23	%(f)	1.36	%(f)	2%
2023	46.75	0.12	4.71	4.83	(0.16)	(3.68)	(3.84)	0.00	47.74	10.32	33,457	0.24		1.38		4
2022	57.63	0.12	(6.29)	(6.17)	(0.09)	(4.62)	(4.71)	0.00	46.75	(10.63)	32,436	0.23		1.35		5
2021	53.28	0.08	10.01	10.09	(0.21)	(5.53)	(5.74)	0.00	57.63	18.93	43,714	0.14		1.33		5
2020	54.33	0.13	5.91	6.04	(0.17)	(6.92)	(7.09)	0.00	53.28	11.23	36,656	0.25		1.36		4
2019	48.88	0.22	10.76	10.98	(0.24)	(5.29)	(5.53)	0.00	54.33	22.45	38,598	0.41		1.36		4
Class C
2024(e)	$41.41	$(0.11)	$0.76	$0.65	$—	$—	$—	$0.00	$42.06	1.57%	$1,826	(0.56	)%(f)	2.11	%(f)	2%
2023	40.72	(0.22)	4.09	3.87	—	(3.18)	(3.18)	0.00	41.41	9.49	3,367	(0.53)		2.13		4
2022	50.48	(0.24)	(5.50)	(5.74)	—	(4.02)	(4.02)	0.00	40.72	(11.30)	5,966	(0.53)		2.10		5
2021	47.45	(0.30)	8.86	8.56	—	(5.53)	(5.53)	0.00	50.48	18.04	10,721	(0.57)		2.08		5
2020	49.30	(0.23)	5.30	5.07	—	(6.92)	(6.92)	0.00	47.45	10.41	20,863	(0.50)		2.11		4
2019	44.91	(0.19)	9.87	9.68	—	(5.29)	(5.29)	0.00	49.30	21.53	32,334	(0.37)		2.11		4
Class I
2024(e)	$48.30	$0.12	$0.89	$1.01	$—	$—	$—	$0.00	$49.31	2.09%	$946,410	0.49	%(f)	1.11	%(f)	2%
2023	47.32	0.24	4.77	5.01	(0.29)	(3.74)	(4.03)	0.00	48.30	10.57	450,987	0.48		1.13		4
2022	58.36	0.26	(6.38)	(6.12)	(0.23)	(4.69)	(4.92)	0.00	47.32	(10.41)	551,727	0.49		1.10		5
2021	53.88	0.23	10.14	10.37	(0.36)	(5.53)	(5.89)	0.00	58.36	19.24	602,902	0.38		1.08		5
2020	54.86	0.26	5.98	6.24	(0.30)	(6.92)	(7.22)	0.00	53.88	11.50	487,188	0.51		1.11		4
2019	49.30	0.36	10.87	11.23	(0.38)	(5.29)	(5.67)	0.00	54.86	22.76	514,387	0.65		1.11		4

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all years presented, there was no impact on the expense ratios.
(d)	The Fund incurred interest expense. For the year ended December 31, 2020, if interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.35% (Class AAA and Class A), 2.10% (Class C), and 1.10% (Class I). For all remaining years, there was no impact on the expense ratios.
(e)	For the six months ended June 30, 2024, unaudited.
(f)	Annualized.

See accompanying notes to financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Unless the following information is disclosed as part of the financial statements included in Item 7, an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the aggregate remuneration paid by the company during the period covered by the report to:

(1) All directors and all members of any advisory board for regular compensation;

Anthony J. Colavita	$13,000
James P. Conn	$13,500
Werner J. Roeder	$13,000
Anthonie C. van Ekris	$13,000
Salvatore J. Zizza	$14,500

(2) Each director and each member of an advisory board for special compensation; $0

(3) All officers; $0 and

(4) Each person of whom any officer or director of the Fund is an affiliated person. $0

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

At its meeting on February 12, 2024, the Board of Trustees (Board) of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not interested persons of the Fund (the Independent Board Members). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent and Quality of Services. The Independent Board Members considered information regarding the portfolio managers, the depth of the analyst pool available to the Adviser and the portfolio managers, the scope of administrative, shareholder, and other services supervised or provided by the Adviser, and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio managers.

Investment Performance. The Independent Board Members reviewed the short-, medium-, and long-term performance (as of December 31, 2023) of the Fund against a peer group of nine other comparable funds prepared by the Adviser (“the Adviser Peer Group”) and against a peer group prepared by Broadridge (the “Broadridge Performance Peer Group”) consisting of all retail and institutional multi-cap value funds, regardless of asset size or primary channel of distribution. The Independent Board Members noted that the Fund’s performance was in the third quartile for the one-, five-, and ten-year periods, and in the fourth quartile for the three-year period as measured against the Adviser Peer Group. Against the Broadridge Performance Peer Group, the Independent Board Members noted that the Fund’s performance was in the fourth quintile for the one-, five-, and ten-year periods, and the fifth quintile for the three-year period.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that a large portion of the Fund’s portfolio transactions were executed by an affiliated broker and that the affiliated broker received distribution fees and minor amounts of sales commissions.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale.

Sharing of Economies of Scale. The Independent Board Members noted that the investment advisory fee schedule for the Fund does not take into account any potential economies of scale that may develop or any losses or diminished profitability to the Adviser in prior years.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment advisory fee, other expenses, and total expenses of the Fund to similar expense ratios of the Adviser Peer Group and a peer group of nineteen other multi-cap value funds selected by Broadridge and noted that the advisory fee includes substantially all administrative services for the Fund as well as investment advisory services of the Adviser. The Independent Board Members noted that the Fund’s expense ratios were the highest among the funds selected by Broadridge, that they were below average within the Adviser Peer Group, and that the Fund’s size was larger than a majority of these peers. The Independent Board Members also noted that the advisory fee structure was the same as that in effect for most of the Gabelli funds. The Independent Board Members were presented with, but did not consider to be material to their decision, various information comparing the advisory fee with the fee for other types of accounts managed by the Adviser.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and an acceptable performance record in light of information presented at this Meeting and at meetings throughout the year. The Independent Board Members also concluded that the Fund’s expense ratios and the profitability to the Adviser of managing the Fund were acceptable and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing, and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the Advisory Agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was acceptable in light of the quality of services provided and in light of other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(3)(2)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Asset Fund

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 4, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 4, 2024

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	September 4, 2024

* Print the name and title of each signing officer under his or her signature.